Net Earnings Per Share (Details) - Schedule of computation of basic and diluted net earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of computation of basic and diluted net earnings per share [Abstract]
Net income attributable to Magic shareholders	$ 25,186	$ 20,266	$ 19,883
Accretion of redeemable non-controlling interests	(1,317)	(7,471)	(1,726)
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	$ 23,869	$ 12,795	$ 18,157
Weighted average Ordinary shares outstanding:
Denominator for basic net earnings per share	49,028,975	48,896,163	46,665,042
Effect of dilutive securities	18,682	97,920	131,648
Denominator for diluted net earnings per share	49,047,657	48,994,083	46,796,690
Basic and Diluted earnings per share	$ 0.49	$ 0.26	$ 0.39